UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 21, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 163,818 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,695    56,608  SH          Sole               56,608
AMERICAN EXPRESS CO           COM           025816109         3,323    82,000  SH          Sole               82,000
ANALOG DEVICES INC            COM           032654105         1,246    39,448  SH          Sole               39,448
APACHE CORP                   COM           037411105         5,081    49,250  SH          Sole               49,250
BAKER HUGHES INC              COM           057224107         2,117    52,300  SH          Sole               52,300
BANK OF AMERICA CORPORATION   COM           060505104         3,614   239,945  SH          Sole              239,945
BARRICK GOLD CORP             COM           067901108         1,632    41,442  SH          Sole               41,442
BRISTOL MYERS SQUIBB CO       COM           110122108         1,240    49,100  SH          Sole               49,100
CA INC                        COM           12673P105         2,435   108,400  SH          Sole              108,400
CANADIAN NATURAL RES LTD      COM           136385101         1,994    27,500  SH          Sole               27,500
CENOVUS ENERGY INC            COM           15135U109           677    26,800  SH          Sole               26,800
CHEVRON CORP NEW              COM           166764100         2,264    29,400  SH          Sole               29,400
CISCO SYSTEMS INC             COM           17275R102         4,880   203,830  SH          Sole              203,830
CITIGROUP INC                 COM           172967101         2,219   670,500  SH          Sole              670,500
COCA COLA CO                  COM           191216100         2,708    47,500  SH          Sole               47,500
CONOCOPHILLIPS                COM           20825C104         4,693    91,896  SH          Sole               91,896
COOPER INDUSTRIES PLC         SHS           G24140108         2,268    53,200  SH          Sole               53,200
DISNEY  WALT CO               COM DISNEY    254687106         3,140    97,366  SH          Sole               97,366
DUKE ENERGY CORP NEW          COM           26441C105         2,113   122,800  SH          Sole              122,800
ENCANA CORP                   COM           292505104           872    26,800  SH          Sole               26,800
EOG RES INC                   COM           26875P101         1,956    20,100  SH          Sole               20,100
EXELON CORP                   COM           30161N101         1,495    30,600  SH          Sole               30,600
EXPRESS SCRIPTS INC           COM           302182100         3,562    41,200  SH          Sole               41,200
EXXON MOBIL CORP              COM           30231G102         3,578    52,468  SH          Sole               52,468
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         4,753    59,200  SH          Sole               59,200
GENERAL ELECTRIC CO           COM           369604103         3,540   234,000  SH          Sole              234,000
GOLDMAN SACHS GROUP INC       COM           38141G104         2,482    14,700  SH          Sole               14,700
GOOGLE INC                    CL A          38259P508         2,914     4,700  SH          Sole                4,700
HEWLETT PACKARD CO            COM           428236103         3,358    65,200  SH          Sole               65,200
HOME DEPOT INC                COM           437076102         2,771    95,785  SH          Sole               95,785
HONEYWELL INTL INC            COM           438516106         3,406    86,900  SH          Sole               86,900
INGERSOLL- RAND PLC           SHS           G47791101         2,348    65,700  SH          Sole               65,700
INTERNATIONAL BUSINESS MACHS  COM           459200101         3,360    25,665  SH          Sole               25,665
JOHNSON & JOHNSON             COM           478160104         3,607    55,995  SH          Sole               55,995
JPMORGAN CHASE & CO           COM           46625H100         4,184   100,400  SH          Sole              100,400
KRAFT FOODS INC               CL A          50075N104         2,090    76,900  SH          Sole               76,900
LAUDER ESTEE COS INC          CL A          518439104         1,364    28,200  SH          Sole               28,200
LOCKHEED MARTIN CORP          COM           539830109         1,979    26,259  SH          Sole               26,259
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         7,046   110,243  SH          Sole              110,243
MERCK & CO INC NEW            COM           58933Y105         2,317    63,419  SH          Sole               63,419
METLIFE INC                   COM           59156R108         1,506    42,600  SH          Sole               42,600
MICROSOFT CORP                COM           594918104         5,897   193,418  SH          Sole              193,418
PEABODY ENERGY CORP           COM           704549104         2,815    62,264  SH          Sole               62,264
PEPSICO INC                   COM           713448108         3,317    54,553  SH          Sole               54,553
PHILIP MORRIS INTL INC        COM           718172109         2,979    61,808  SH          Sole               61,808
PNC FINL SVCS GROUP INC       COM           693475105         1,779    33,699  SH          Sole               33,699
PULTE HOMES INC               COM           745867101           810    80,987  SH          Sole               80,987
SAFEWAY INC                   COM NEW       786514208         1,722    80,900  SH          Sole               80,900
STATE STREET CORP             COM           857477103         2,151    49,400  SH          Sole               49,400
SUNCOR ENERGY INC NEW         COM           867224107         3,197    90,063  SH          Sole               90,063
TARGET CORP                   COM           87612E106         3,006    62,136  SH          Sole               62,136
TEXAS INSTRS INC              COM           882508104         2,533    97,200  SH          Sole               97,200
TIME WARNER INC               COM NEW       887317303         2,229    76,325  SH          Sole               76,325
TOLL BROTHERS INC             COM           889478103           749    39,800  SH          Sole               39,800
TORONTO DOMINION BK ONT       COM NEW       891160509         2,882    45,800  SH          Sole               45,800
UNION PACIFIC CORP            COM           907818108         2,013    31,500  SH          Sole               31,500

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        COM           91324P102         2,487    81,600  SH          Sole               81,600
VERIZON COMMUNICATIONS INC    COM           92343V104         1,713    51,700  SH          Sole               51,700
WELLPOINT INC                 COM           94973V107         2,681    46,000  SH          Sole               46,000
XEROX CORP                    COM           984121103         2,067   244,300  SH          Sole              244,300
YUM BRANDS INC                COM           988498101         1,969    56,300  SH          Sole               56,300

                                            TOTAL           163,818